UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

March 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $656,161,881 and the Fund owned 7.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	934,567	$69,503,748
General Dynamics Corp.	473,021	34,710,281
Honeywell International, Inc.	290,022	17,705,843
Huntington Ingalls Industries, Inc.(1)	2,546	102,451
Lockheed Martin Corp.	16,042	1,441,534
Northrop Grumman Corp.	15,277	933,119
Precision Castparts Corp.	4,749	821,102
Raytheon Co.	53,403	2,818,610
Rockwell Collins, Inc.	166,153	9,563,767
Textron, Inc.	33,277	926,099
United Technologies Corp.	2,226,390	184,656,787

		$323,183,341

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,207	$144,536
FedEx Corp.	262,219	24,113,659
United Parcel Service, Inc., Class B	383,848	30,984,211

		$55,242,406

Auto Components — 0.3%
Johnson Controls, Inc.	744,021	$24,165,802

		$24,165,802

Automobiles — 0.0%(2)
Daimler AG	17,284	$1,045,855
Harley-Davidson, Inc.	800	39,264

		$1,085,119

Beverages — 4.8%
Beam, Inc.	88,199	$5,165,816
Brown-Forman Corp., Class B	1	83
Coca-Cola Co. (The)	2,618,723	193,811,689
Coca-Cola Enterprises, Inc.	31,501	900,929
Molson Coors Brewing Co., Class B	186,000	8,416,500
PepsiCo, Inc.	3,288,015	218,159,795

		$426,454,812

Biotechnology — 2.1%
Amgen, Inc.	2,583,830	$175,674,601
Biogen Idec, Inc.(1)	3,543	446,312
Gilead Sciences, Inc.(1)	238,742	11,662,547

		$187,783,460

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Building Products — 0.0%(2)
Fortune Brands Home & Security, Inc.(1)	11,600	$256,012

		$256,012

Capital Markets — 3.8%
Ameriprise Financial, Inc.	188,681	$10,779,346
Bank of New York Mellon Corp. (The)	817,912	19,736,217
Charles Schwab Corp. (The)	684,916	9,842,243
E*TRADE Financial Corp.(1)	4,593	50,293
Franklin Resources, Inc.	539,468	66,910,216
Goldman Sachs Group, Inc. (The)	520,182	64,695,035
Legg Mason, Inc.	96,941	2,707,562
Morgan Stanley	2,535,489	49,797,004
Northern Trust Corp.	709,098	33,646,700
State Street Corp.	759,049	34,536,729
T. Rowe Price Group, Inc.	492,243	32,143,468
UBS AG(1)	29,488	413,422
Waddell & Reed Financial, Inc., Class A	273,635	8,868,510

		$334,126,745

Chemicals — 1.5%
Air Products and Chemicals, Inc.	7,660	$703,188
Ashland, Inc.	30,391	1,855,674
Dow Chemical Co. (The)	152,627	5,286,999
E.I. Du Pont de Nemours & Co.	926,245	48,998,361
Ecolab, Inc.	445,515	27,497,186
Monsanto Co.	492,901	39,313,784
PPG Industries, Inc.	109,400	10,480,520

		$134,135,712

Commercial Banks — 3.0%
Bank of Montreal	26,370	$1,566,905
BB&T Corp.	881,417	27,667,680
Comerica, Inc.	126,791	4,102,957
Fifth Third Bancorp	978,637	13,749,850
HSBC Holdings PLC	220,592	1,952,367
HSBC Holdings PLC ADR	424	18,821
KeyCorp	111,353	946,501
M&T Bank Corp.	17,293	1,502,416
PNC Financial Services Group, Inc.	129,064	8,323,337
Regions Financial Corp.	216,147	1,424,409
Royal Bank of Canada	148,562	8,624,024
Societe Generale	478,448	14,039,011
SunTrust Banks, Inc.	269,585	6,515,870
Synovus Financial Corp.	10,960	22,468
Toronto-Dominion Bank (The)	14,822	1,259,129
Trustmark Corp.	44,782	1,118,654
U.S. Bancorp	2,500,724	79,222,936
Wells Fargo & Co.	2,601,429	88,812,786
Zions Bancorporation	38,805	832,755

		$261,702,876

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Cintas Corp.	56,626	$2,215,209
Pitney Bowes, Inc.	15,870	278,995
Waste Management, Inc.	108,716	3,800,711

		$6,294,915

Communications Equipment — 3.2%
Cisco Systems, Inc.	1,861,369	$39,367,954
Juniper Networks, Inc.(1)	378,780	8,666,487
Motorola Mobility Holdings, Inc.(1)	44,378	1,741,393
Motorola Solutions, Inc.	50,718	2,577,996
Nokia Oyj ADR	192	1,054
QUALCOMM, Inc.	3,216,865	218,811,157
Telefonaktiebolaget LM Ericsson, Class B ADR	1,401,183	14,446,197

		$285,612,238

Computers & Peripherals — 4.7%
Apple, Inc.(1)	403,206	$241,709,901
Dell, Inc.(1)	3,911,409	64,929,389
EMC Corp.(1)	2,797,592	83,592,049
Hewlett-Packard Co.	83,558	1,991,187
Lexmark International, Inc., Class A	9,624	319,902
NetApp, Inc.(1)	416,358	18,640,348

		$411,182,776

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$944,418

		$944,418

Consumer Finance — 0.9%
American Express Co.	854,811	$49,459,364
Capital One Financial Corp.	80,225	4,471,742
Discover Financial Services	830,375	27,684,702
SLM Corp.	10,200	160,752

		$81,776,560

Distributors — 0.1%
Genuine Parts Co.	188,424	$11,823,606

		$11,823,606

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	22,181	$365,321

		$365,321

Diversified Financial Services — 2.3%
Bank of America Corp.	1,594,283	$15,257,288
CBOE Holdings, Inc.	40,000	1,136,800
Citigroup, Inc.	793,737	29,011,087
CME Group, Inc.	6,075	1,757,680
ING Groep NV ADR(1)	191,170	1,590,535
IntercontinentalExchange, Inc.(1)	13,162	1,808,722

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
JPMorgan Chase & Co.	3,115,317	143,242,276
Moody’s Corp.	179,602	7,561,244

		$201,365,632

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	341,172	$10,654,802
CenturyLink, Inc.	4,871	188,264
Deutsche Telekom AG ADR	50,092	603,609
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	379,097	14,492,878
Windstream Corp.	70,866	829,841

		$26,908,067

Electric Utilities — 0.1%
Duke Energy Corp.	47,340	$994,613
Exelon Corp.	9,202	360,810
Southern Co. (The)	68,451	3,075,504

		$4,430,927

Electrical Equipment — 1.3%
Emerson Electric Co.	2,018,689	$105,335,192
Rockwell Automation, Inc.	125,000	9,962,500

		$115,297,692

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$34,756,776
Flextronics International, Ltd.(1)	148,554	1,074,045
TE Connectivity, Ltd.	9,230	339,203

		$36,170,024

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	260,681	$10,932,961
Halliburton Co.	846,351	28,090,389
Schlumberger, Ltd.	1,334,018	93,287,879
Transocean, Ltd.	75,667	4,138,985

		$136,450,214

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	873,262	$79,292,190
CVS Caremark Corp.	1,361,063	60,975,622
Kroger Co. (The)	35,843	868,476
Sysco Corp.	426,047	12,721,763
Wal-Mart Stores, Inc.	1,889,578	115,642,174
Walgreen Co.	222,463	7,450,286

		$276,950,511

Food Products — 3.2%
Archer-Daniels-Midland Co.	1,490,873	$47,201,039
Campbell Soup Co.	40,159	1,359,382
General Mills, Inc.	38,796	1,530,502
H.J. Heinz Co.	7,500	401,625

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hershey Co. (The)	498,950	30,600,604
Kraft Foods, Inc., Class A	172,373	6,551,898
McCormick & Co., Inc.	10,600	576,958
Nestle SA	2,750,000	173,020,526
Sara Lee Corp.	1,004,010	21,616,335
Unilever NV	4,636	157,763

		$283,016,632

Health Care Equipment & Supplies — 0.9%
Bard (C.R.), Inc.	25,000	$2,468,000
Baxter International, Inc.	208,351	12,455,223
Becton, Dickinson and Co.	63,708	4,946,926
Boston Scientific Corp.(1)	36,529	218,444
CareFusion Corp.(1)	70,668	1,832,421
Covidien PLC	190,112	10,395,324
Intuitive Surgical, Inc.(1)	14,000	7,584,500
Medtronic, Inc.	392,790	15,393,440
St. Jude Medical, Inc.	66,365	2,940,633
Stryker Corp.	131,368	7,288,297
Varian Medical Systems, Inc.(1)	130,000	8,964,800
Zimmer Holdings, Inc.	86,251	5,544,214

		$80,032,222

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	473,884	$18,803,717
Cardinal Health, Inc.	186,462	8,038,377
Cigna Corp.	56,667	2,790,850
Express Scripts, Inc.(1)	281,972	15,277,243
Henry Schein, Inc.(1)	74,555	5,642,322
McKesson Corp.	2,384	209,244
Medco Health Solutions, Inc.(1)	125,104	8,794,811
PharMerica Corp.(1)	7,250	90,118
UnitedHealth Group, Inc.	83,696	4,933,042
WellPoint, Inc.	53,673	3,961,067

		$68,540,791

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	533,768	$17,123,278
International Game Technology	459,500	7,715,005
Interval Leisure Group, Inc.	5,349	93,073
Marriott International, Inc., Class A	401,544	15,198,440
Marriott Vacations Worldwide Corp.(1)	40,154	1,144,791
McDonald’s Corp.	846,340	83,025,954
Starbucks Corp.	2,360,488	131,927,674
Yum! Brands, Inc.	210,518	14,984,671

		$271,212,886

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$6,326,314
Leggett & Platt, Inc.	96,186	2,213,240
Newell Rubbermaid, Inc.	1	18

		$8,539,572

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Household Products — 1.7%
Clorox Co. (The)	7,570	$520,438
Colgate-Palmolive Co.	587,094	57,406,051
Kimberly-Clark Corp.	445,514	32,919,029
Procter & Gamble Co.	852,596	57,302,977

		$148,148,495

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	1,730	$22,611

		$22,611

Industrial Conglomerates — 2.1%
3M Co.	841,941	$75,109,557
Danaher Corp.	41,548	2,326,688
General Electric Co.	5,425,376	108,887,296
Tyco International, Ltd.	22,764	1,278,881

		$187,602,422

Insurance — 2.7%
Aegon NV ADR(1)	5,088,862	$28,294,073
Aflac, Inc.	115,848	5,327,850
Allstate Corp. (The)	964	31,735
AON Corp.	25,900	1,270,654
Berkshire Hathaway, Inc., Class A(1)	581	70,823,900
Berkshire Hathaway, Inc., Class B(1)	939,220	76,217,703
Chubb Corp.	23,930	1,653,802
Cincinnati Financial Corp.	135,528	4,677,071
Hartford Financial Services Group, Inc.	10,762	226,863
Manulife Financial Corp.	65,344	885,411
Progressive Corp.	1,151,311	26,687,389
Torchmark Corp.	332,047	16,552,543
Travelers Companies, Inc. (The)	76,466	4,526,787

		$237,175,781

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	40,982	$8,299,265

		$8,299,265

Internet Software & Services — 2.2%
Akamai Technologies, Inc.(1)	200,000	$7,340,000
AOL, Inc.(1)	5,317	100,864
eBay, Inc.(1)	1,260,217	46,489,405
Google, Inc., Class A(1)	213,496	136,902,175
IAC/InterActiveCorp	13,368	656,235
VeriSign, Inc.	14,758	565,822

		$192,054,501

IT Services — 5.5%
Accenture PLC, Class A	2,738,000	$176,601,000
Automatic Data Processing, Inc.	921,491	50,857,088
Broadridge Financial Solutions, Inc.	1,652	39,499
Fidelity National Information Services, Inc.	63,590	2,106,101

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Fiserv, Inc.(1)	34,407	2,387,502
International Business Machines Corp.	1,106,321	230,833,877
Paychex, Inc.	756,046	23,429,865
Total System Services, Inc.	32,405	747,583
Western Union Co.	54,638	961,629

		$487,964,144

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$759,538

		$759,538

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	445,580	$19,832,766
Thermo Fisher Scientific, Inc.	18,700	1,054,306

		$20,887,072

Machinery — 3.6%
Caterpillar, Inc.	104,809	$11,164,255
Deere & Co.	2,623,301	212,225,051
Dover Corp.	370,952	23,347,719
Illinois Tool Works, Inc.	1,203,805	68,761,341
Parker Hannifin Corp.	7,953	672,426
WABCO Holdings, Inc.(1)	1,156	69,915

		$316,240,707

Media — 3.4%
CBS Corp., Class B	68,701	$2,329,651
Comcast Corp., Class A	201,884	6,058,539
Comcast Corp., Special Class A	1,732,498	51,126,016
DIRECTV, Class A(1)	20,703	1,021,486
Discovery Communications, Inc., Class A(1)	7,555	382,283
Discovery Communications, Inc., Class C(1)	7,555	354,178
Gannett Co., Inc.	5,643	86,507
Liberty Media Corp. — Capital, Class A(1)	6,999	616,962
McGraw-Hill Cos., Inc. (The)	86,290	4,182,476
News Corp., Class A	97	1,910
Omnicom Group, Inc.	112,077	5,676,700
Time Warner Cable, Inc.	23,517	1,916,636
Time Warner, Inc.	365,728	13,806,232
Viacom, Inc., Class B	49,155	2,332,896
Walt Disney Co. (The)	4,845,155	212,120,886
Washington Post Co., Class B	1,500	560,355
WPP PLC ADR	18,396	1,257,735

		$303,831,448

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$528,655
Freeport-McMoRan Copper & Gold, Inc.	450,000	17,118,000
Nucor Corp.	230,000	9,878,500

		$27,525,155

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	675,617	$39,368,203

		$39,368,203

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	979,985	$76,772,025
Apache Corp.	1,942,389	195,093,551
BP PLC ADR	192,668	8,670,060
Chevron Corp.	604,189	64,793,229
ConocoPhillips	293,061	22,275,567
Devon Energy Corp.	568,677	40,444,308
Exxon Mobil Corp.	2,185,838	189,577,730
Hess Corp.	224,579	13,238,932
Marathon Oil Corp.	171,639	5,440,956
Marathon Petroleum Corp.	85,819	3,721,112
Murphy Oil Corp.	78,679	4,427,267
Royal Dutch Shell PLC ADR, Class A	76,110	5,337,594
Royal Dutch Shell PLC ADR, Class B	9,594	677,624
Spectra Energy Corp.	8,313	262,275
Williams Cos., Inc.	2,000	61,620
WPX Energy, Inc.(1)	666	11,995

		$630,805,845

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,614,776

		$1,614,776

Pharmaceuticals — 8.4%
Abbott Laboratories	2,511,461	$153,927,445
Allergan, Inc.	238,962	22,804,144
Bristol-Myers Squibb Co.	1,500,706	50,648,827
Eli Lilly & Co.	1,174,762	47,307,666
GlaxoSmithKline PLC ADR	455,612	20,461,535
Johnson & Johnson	2,341,560	154,449,297
Merck & Co., Inc.	1,125,346	43,213,286
Novo Nordisk A/S ADR	249,848	34,656,416
Pfizer, Inc.	6,014,692	136,292,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	75,335,183

		$739,096,720

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	1,223	$26,808

		$26,808

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,592,559
Union Pacific Corp.	132,257	14,214,983

		$15,807,542

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	560,289	$22,635,676
Applied Materials, Inc.	1,065,614	13,256,238

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Broadcom Corp., Class A(1)	897,422	35,268,685
Cypress Semiconductor Corp.(1)	52,742	824,357
Intel Corp.	8,523,002	239,581,586
Linear Technology Corp.	39,388	1,327,376
Maxim Integrated Products, Inc.	223,099	6,378,400
NVIDIA Corp.(1)	284,500	4,378,455
Texas Instruments, Inc.	897,287	30,157,816
Xilinx, Inc.	23,107	841,788

		$354,650,377

Software — 3.8%
Activision Blizzard, Inc.	846,350	$10,850,207
Adobe Systems, Inc.(1)	409,776	14,059,415
CA, Inc.	45,408	1,251,444
Microsoft Corp.	3,206,975	103,424,944
Oracle Corp.	6,882,588	200,696,266
Symantec Corp.(1)	163,117	3,050,288

		$333,332,564

Specialty Retail — 3.2%
Best Buy Co., Inc.	143,633	$3,401,230
Gap, Inc. (The)	89,138	2,330,067
Home Depot, Inc. (The)	2,346,153	118,034,957
Limited Brands, Inc.	41,877	2,010,096
Lowe’s Companies, Inc.	655,831	20,579,977
Staples, Inc.	179,029	2,896,689
TJX Companies, Inc. (The)	3,402,810	135,125,585

		$284,378,601

Textiles, Apparel & Luxury Goods — 3.9%
Coach, Inc.	142,800	$11,035,584
Hanesbrands, Inc.(1)	198,226	5,855,596
NIKE, Inc., Class B	2,973,914	322,491,234
VF Corp.	12,000	1,751,760

		$341,134,174

Tobacco — 0.3%
Altria Group, Inc.	112,926	$3,486,026
Philip Morris International, Inc.	206,635	18,309,927

		$21,795,953

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,514,630
Sprint Nextel Corp.(1)	135,160	385,206
Vodafone Group PLC ADR	182,074	5,037,988

		$6,937,824

Total Common Stocks (identified cost $5,638,673,118)		$8,754,511,815

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(2)

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$9,428

Total Rights (identified cost $16,440)		$9,428

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$39,857	$39,856,555

Total Short-Term Investments (identified cost $39,856,555)		$39,856,555

Total Investments — 99.8% (identified cost $5,678,551,042)		$8,794,377,798

Other Assets, Less Liabilities — 0.2%		$20,092,905

Net Assets — 100.0%		$8,814,470,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $8,388.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,927,142,654

Gross unrealized appreciation	$6,867,960,750
Gross unrealized depreciation	(725,606)

Net unrealized appreciation	$6,867,235,144

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,294,963,535	$—		$—	$1,294,963,535
Consumer Staples	984,960,653	173,020,526		—	1,157,981,179
Energy	767,256,059	—		—	767,256,059
Financials	1,100,183,024	15,991,378		—	1,116,174,402
Health Care	1,096,340,265	—		—	1,096,340,265
Industrials	1,019,925,037	—		—	1,019,925,037
Information Technology	2,100,966,624	—		—	2,100,966,624
Materials	162,605,285	—		—	162,605,285
Telecommunication Services	33,845,891	—		—	33,845,891
Utilities	4,453,538	—		—	4,453,538
Total Common Stocks	$8,565,499,911	$189,011,904	*	$—	$8,754,511,815
Preferred Stocks	$—	$—		$0	$0
Rights	9,428	—		—	9,428
Short-Term Investments	—	39,856,555		—	39,856,555
Total Investments	$8,565,509,339	$228,868,459		$0	$8,794,377,798

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and March 31, 2012 were valued at $0. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ DuncanW. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DuncanW. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012